FVM - Movements of level 3 instruments (Narrative) (Detail) $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Fair Value Measurement [Line Items]
Transfers Into Level 3 Of Fair Value Hierarchy Assets	$ 1.1
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	$ 1.9
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Assets	Transfers into Level 3 mainly consisted of loans, investment fund units and equity / index contracts, reflecting decreased observability of the relevant valuation inputs.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	Transfers out of Level 3 mainly consisted of loans, reflecting increased observability of the relevant valuation inputs.
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	$ 1.4
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	$ 3.4
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	Transfers into and out of Level 3 mainly consisted of debt issued designated at fair value, primarily equity-linked issued debt instruments, due to decreased or increased observability, respectively, of the embedded derivative inputs.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	Transfers into and out of Level 3 mainly consisted of debt issued designated at fair value, primarily equity-linked issued debt instruments, due to decreased or increased observability, respectively, of the embedded derivative inputs.
UBS AG
Disclosure Of Fair Value Measurement [Line Items]
Transfers Into Level 3 Of Fair Value Hierarchy Assets	$ 1.1
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	$ 1.9
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Assets	Transfers into Level 3 mainly consisted of loans, investment fund units and equity / index contracts, reflecting decreased observability of the relevant valuation inputs.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	Transfers out of Level 3 mainly consisted of loans, reflecting increased observability of the relevant valuation inputs.
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	$ 1.4
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	$ 3.4
Description Of Reasons For Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	Transfers into and out of Level 3 mainly consisted of debt issued designated at fair value, primarily equity-linked issued debt instruments, due to decreased or increased observability, respectively, of the embedded derivative inputs.
Description Of Reasons For Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	Transfers into and out of Level 3 mainly consisted of debt issued designated at fair value, primarily equity-linked issued debt instruments, due to decreased or increased observability, respectively, of the embedded derivative inputs.